Annual Fund Operating Expenses - Union Street Partners Value Fund	Jan. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Union Street Partners Value Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(0.28%)
Net Expenses (as a percentage of Assets)	1.40%	[1]
Union Street Partners Value Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	2.44%
Fee Waiver or Reimbursement	(0.29%)
Net Expenses (as a percentage of Assets)	2.15%	[1]
Union Street Partners Value Fund Advisor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement	(0.37%)
Net Expenses (as a percentage of Assets)	1.15%	[1]

[1]	Union Street Partners, LLC (the “Adviser”) entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.15% of the daily net assets of the Fund. The Trust and the Adviser may terminate the expense limitation agreement prior to January 31, 2027 only by mutual written consent. Each fee waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.